Identifiable Intangible Assets and Goodwill - Expected Annual Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 3,665
2016	3,413
2017	3,311
2018	3,203
2019	$ 2,888